United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Strategic Income Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. Corporate Bonds – 0.7%
		Basic Industry - Chemicals – 0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	975,125
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,387,500
		TOTAL	2,362,625
		Basic Industry - Paper – 0.0%
250,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	25
337,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	353,553
		TOTAL	353,578
		Communications - Media Noncable – 0.1%
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,307,005
		Consumer Cyclical - Automotive – 0.0%
775,000	[3,4]	General Motors Corp., Note, 9.45%, 11/01/2011	244,125
		Financial Institutional - Banking – 0.1%
2,117,461	[1,2]	Regional Diversified Funding, 9.250%, 03/15/2030	1,183,004
		Financial Institution - Finance Noncaptive – 0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	607,839
		Financial Institution - Insurance - Life – 0.1%
500,000	[1]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	500,917
		Financial Institution - Insurance - P&C – 0.1%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	585,145
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $8,447,962)	7,144,238
		International BondS – 0.3%
		Australian Dollar – 0.3%
		Sovereign – 0.3%
3,940,000		New South Wales Treasury Corp, Series 17, 5.500%, 03/01/2017 (IDENTIFIED COST $3,574,372)	3,608,443
		Governments/Agencies – 15.2%
		British Pound – 0.9%
		Sovereign – 0.9%
3,522,000		United Kingdom, Government of, Bond, 4.000%, 09/07/2016	6,000,546
2,179,000		United Kingdom, Government of, Bond, 4.750%, 09/07/2015	3,828,060
		TOTAL BRITISH POUND	9,828,606
		Canadian Dollar – 0.5%
		Sovereign – 0.5%
3,400,000		Canada, Government of, 4.000%, 06/01/2017	3,521,225
1,320,000		Canada, Government of, Bond, 4.000%, 06/01/2016	1,361,035
		TOTAL CANADIAN DOLLAR	4,882,260
		Danish Krone – 0.2%
		Sovereign – 0.2%
9,880,000		Denmark, Government of, 4.000%, 11/15/2015	1,890,714
		Euro – 3.4%
		Sovereign – 3.4%
3,950,000		Austria, Government of, Series REGS, 4.300%, 09/15/2017	5,708,932
3,000,000		Bundesrepublic Deutschla, Series 04, 3.750%, 1/04/2015	4,220,705

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
5,300,000		Buoni Poliennali Del Tes, 4.000%, 02/01/2017	7,115,383
3,850,000		France, Government of, Bond, 4.000%, 10/25/2014	5,410,716
2,600,000		Germany, Government of, Bond, Series 0301, 4.750%, 07/04/2034	4,467,159
1,400,000		Germany, Government of, Bond, Series 05, 3.250%, 07/04/2015	1,937,727
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/04/2014	7,604,453
		TOTAL EURO	36,465,075
		Hungarian Forint – 0.1%
		Sovereign – 0.1%
165,500,000		Hungary, Government of, Series 15/A, 8.000%, 02/12/2015	746,685
		Japanese Yen – 4.2%
		Sovereign – 4.2%
596,500,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	7,555,669
421,950,000		Japan, Government of, 0.400%, 06/20/2015	5,052,983
533,000,000		Japan, Government of, 1.600%, 12/20/2015	6,772,596
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 06/20/2013	5,171,588
640,000,000		Japan, Government of, Series 283, 1.800%, 09/20/2016	8,269,736
465,000,000		Japan, Government of, Series 286, 1.800%, 06/20/2017	6,029,622
490,000,000		Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	6,110,343
		TOTAL JAPANESE YEN	44,962,537
		Norwegian Krone – 0.2%
		Sovereign – 0.2%
5,200,000		Norway, Government of, 6.500%, 05/15/2013	918,091
9,300,000		Norway, Government of, Bond, 5.000%, 05/15/2015	1,647,720
		TOTAL NORWEGIAN KRONE	2,565,811
		Polish Zloty – 0.0%
		Sovereign – 0.0%
1,655,000		Poland, Government of, Bond, Series 1017, 5.250%, 10/25/2017	521,632
		Swedish Krona – 0.3%
		Sovereign – 0.3%
23,800,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	3,632,265
		U.S. Dollar – 5.4%
		Sovereign – 5.4%
$14,600,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 01/17/2017	16,863,000
6,300,000		Philippines, Government, Bond, 7.750%, 1/14/2031	8,473,500
18,492,000		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	21,977,742
5,490,000		United Mexican States, Note, 5.625%, 01/15/2017	6,218,618
7,500,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	5,365,194
		TOTAL U.S. DOLLAR	58,898,054
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $146,511,340)	164,393,639
		Asset-Backed SecuritIES – 0.0%
		Home Equity Loan – 0.0%
11,305	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029 (IDENTIFIED COST $11,305)	9,383
		Collateralized Mortgage Obligations – 3.2%
		Non-Agency Mortgage – 0.0%
8,114	[1,2]	SMFC Trust Asset-Backed Certificates , 1997-A B1-4, 3.034%, 1/28/2027	6,329

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Commercial Mortgage – 3.2%
$5,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Series 2007-1, 5.451%, 01/15/2049	5,182,974
5,000,000	[1,2]	GS Mortgage Securities Corp. 2010-C1 A1, 3.679%, 8/10/2043	5,214,666
5,000,000		JPMorgan Chase Commercial Mortgage Securities A4, 5.746%, 2/12/2049	5,259,524
3,987,427	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	4,167,322
5,000,000		Morgan Stanley Capital, Inc. A4, 5.879%, 6/11/2049	5,277,506
5,000,000		JPMorgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	5,246,230
4,000,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	4,269,481
		TOTAL	34,617,703
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $33,007,546)	34,624,032
		Mortgage-Backed SecuritIES – 0.0%
		Government National Mortgage Association – 0.0%
118		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $133)	119
		Preferred Stocks – 0.0%
		Financial Institution - Brokerage – 0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd., 5.670%	1,120
		Financial Institution - REITs – 0.0%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, 8.540%, Series C, $4.27 Annual Dividend	495,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,407)	496,120
		MUTUAL FUNDS – 79.9%;5
11,460,779		Emerging Markets Fixed Income Core Fund	310,765,764
830,341		Federated Mortgage Core Portfolio	8,477,785
624,774		Federated Project and Trade Finance Core Fund	6,222,748
80,655,923		High Yield Bond Portfolio	514,584,786
22,739,609	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	22,739,609
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $932,279,196)	862,790,692
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $1,125,978,261)[7]	1,073,066,666
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[8]	7,406,945
		TOTAL NET ASSETS — 100%	$1,080,473,611

At August 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
3U.S. Treasury Notes 10-Year Long Futures	525	$65,953,125	December 2010	$418,414

At August 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
11/15/2010	11,600,000 Euro Currency	$14,940,800	$242,257
11/15/2010	1,304,400,000 Japanese Yen	$15,309,859	$(229,625)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$12,632

Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $14,029,391, which represented 1.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $12,553,349, which represented 1.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	5/14/1999 - 5/27/1999	$1,098,662	$975,125
Union Central Life Ins Co, Note, 8.200%, 11/1/2026	10/31/1996	$497,390	$500,917
3	Non-income producing security.
4	Issuer in default.
5	Affiliated companies.
6	7-Day net yield.
7	At August 31, 2010, the cost of investments for federal tax purposes was $1,126,003,652. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $52,936,986. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $101,866,162 and net unrealized depreciation from investments for those securities having an excess of cost over value of $154,803,148.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment
(a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
		Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities
U.S. Corporate Bonds		$ —	$7,144,238	$ —	$7,144,238
International Bonds		—	3,608,443	—	3,608,443
Governments/Agencies		—	164,393,639	—	164,393,639
Asset-Backed Securities		—	9,383	—	9,383
Collateralized Mortgage Obligations		—	34,624,032	—	34,624,032
Mortgage-Backed Securities		—	119	—	119
Equity Securities
Preferred Stocks
Domestic	496,120	—	—	496,120
Mutual Funds	862,790,692	—	—	862,790,692
TOTAL SECURITIES	$863,286,812	$209,779,854	$ —	$1,073,066,666
OTHER FINANCIAL INSTRUMENTS**	$418,414	$12,632	$ —	$431,046
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010